RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity		$ (4,024.0)	$ (4,447.3)	[1]	$ (4,580.0)
Deficit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity		3,650.6			3,132.6
Accumulated other comprehensive (loss) income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	[2]	16.9			3.5
Effect of change
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity		$ 18.6	16.4
Effect of change | Deficit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity			16.4
IFRS 9
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity			0.0		0.0
Reserve of gains and losses from investments in equity instruments			6.0
IFRS 9 | Deficit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity			(8.8)		2.3
IFRS 9 | Accumulated other comprehensive (loss) income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	[2]		8.8		$ (2.3)
Reserve of gains and losses from investments in equity instruments			$ (8.8)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.
[2]	In the current year the Company is presenting 'Contributed Surplus' and 'Accumulated Other Comprehensive (loss) income' as separate components of equity on the face of the Consolidated Statement of Changes in Equity. In the prior year these items were included in 'Reserves', with further detail provided in the accompanying notes to the Consolidated Financial Statements. This change has also resulted in a consequential change to the equity section of the Consolidated Balance Sheets.